FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2016
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

4.       FAIR VALUE OF ASSETS AND LIABILITIES

For a description of the fair value hierarchy and the Company’s fair value methodologies, see “Note 2 — Summary of Significant Accounting Policies.” The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2014, 2015, and 2016.

Assets and Liabilities Recorded at Fair Value

The Group does not have assets or liabilities measured at fair value on a non-recurring basis.

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

December 31, 2015	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	846,120	—	—	846,120
Loans at fair value	—	—	221,268	221,268
Total Assets	846,120	—	221,268	1,067,388
Liabilities
Payable to investors at fair value	—	—	252,907	252,907
Total Liabilities	—	—	252,907	252,907

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	968,225	—	—	968,225
Loans at fair value	—	—	371,033	371,033
Available-for-sale investments	—	1,158,000	—	1,158,000
Total Assets	968,225	1,158,000	371,033	2,497,258
Liabilities
Payable to investors at fair value	—	—	418,686	418,686
Total Liabilities	—	—	418,686	418,686

In accordance with ASC 820, the Company measures available-for-sale investments at fair value on a recurring basis. The fair values of the Company’s available-for-sale investments are determined based on the discounted cash flow model using the discount curve of market interest rates.

As the Company’s loans and related payable to investors do not trade in an active market with readily observable prices, the Company uses discounted cash flow methodology involving significant unobservable inputs to measure the fair value of these assets and liabilities, including discount rate, default and recovery rates, and prepayment rates. Financial instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. As of December 31, 2015 and 2016, due to the adoption of ASU 2014-13 (see Note 2), the payable to investors of the Consolidated ABFE was measured on the basis of the fair value of the loans of the Consolidated ABFE as the loans were determined to be more observable.

Significant Unobservable Inputs

		December 31, 2015	December 31, 2016
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans and payable to investors	Discount rates	12.0%	12.0%
	Net cumulative expected loss rates (1)	7.9%	7.6% - 7.9%
	Cumulative prepayment rates (2)	7.4%	13.2%

(1)	Expressed as a percentage of the loan volume.
(2)	Expressed as a percentage of remaining principal of loans.

The above inputs in isolation can cause significant increases or decreases in fair value. Specifically, increases in the discount rate can significantly lower the fair value of loans; conversely a decrease in the discount rate can significantly increase the fair value of loans. The discount rate is determined based on the market rates.

The following table presents additional information about Level 3 loans, payable to investors measured at fair value on a recurring basis for the years ended December 31, 2015 and 2016.

	Loans	Payable to investors
	RMB	RMB
Balance at December 31, 2014	—	—
Purchases of loans	247,434	—
Initial contribution	—	250,000
Collection of principal	(10,425)	—
Interest and penalties received	—	4,516
Deductibles expenses associated with the Consolidated ABFE operating	—	(714)
Change in fair value	(15,741)	(895)

Balance at December 31, 2015	221,268	252,907
Purchases of loans	299,956	—
Initial contribution	—	270,000
Collection of principal	(135,172)	—
Interest and penalties received	—	30,342
Deductibles expenses associated with the Consolidated ABFE operating	—	(5,518)
Principal and interest payments to the Fund No.1	—	(263,054)
Issuances of Asset Backed Special Plan	—	202,500
Principal and interest payments to Asset Backed Special Plan investors	—	(69,695)
Change in fair value	(15,019)	1,204

Balance at December 31, 2016	371,033	418,686

Financial Instruments Not Recorded at Fair Value

Financial instruments, including restricted cash, accounts receivable, accounts payable, held-to-maturity investments and amounts due from/to related parties are not recorded at fair value. The fair values of these financial instruments are approximate their carrying value reported in the consolidated balance sheets due to the short term nature of these assets and liabilities.